STOCKHOLDERS' DEFICIT - Common Shares (Details)				1 Months Ended	12 Months Ended
	May 05, 2023 shares	Oct. 06, 2022 shares	Jun. 07, 2021 USD ($) shares	Feb. 28, 2023 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 25, 2024 shares	Jun. 24, 2024 $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)					100,000,000	100,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Common stock outstanding immediately following the closing of the Business Combination					4,639,643	14,806,820	14,692,820	14,692,820
Common stock, shares issued (in shares)					4,639,643	14,806,820
Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Sale of common stock | $					$ 214,200
Common stock, votes per share | Vote					1
Months to complete acquisition					27 months
Redemption period upon closure					10 days
Common Stock | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Sale of common stock (in shares)	7,000	30,000		20,000	20,000
Sale of common stock | $					$ 2
Private Placement | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)										557,000
Sponsor | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)					100.00%
Founder shares | Sponsor | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Sale of common stock (in shares)			4,312,500
Sale of common stock | $			$ 25,000
Shares subject to forfeiture											1,437,500
Common stock outstanding immediately following the closing of the Business Combination											2,875,000
Common stock subject to possible redemption | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, par value | $ / shares					$ 0.0001				$ 0.0001
Common stock subject to possible redemption, issued (in shares)					114,966				694,123
Common Stock Not Subject to Possible Redemption | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)					50,000,000				50,000,000
Common stock, par value | $ / shares					$ 0.0001				$ 0.0001
Common stock outstanding immediately following the closing of the Business Combination					3,489,000				3,462,000
Common stock, shares issued (in shares)					3,489,000				3,462,000